SCHEDULE OF WARRANTS OUTSTANDING AND WARRANTS ACTIVITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrants Issued	1,975,934	1,990,934
Warrants	1,404,648,000	1,404,648	1,419,648
Warrants Cancelled/Expired		15,000
Warrants Cancelled/Expired		(15,000)
Private Placement Warrants[Member]
Description	Private Placement Warrants, issued January 25, 2017	Private Placement Warrants, issued January 25, 2017
Classification	Equity	Equity
Exercise Price	$ 46.90	$ 46.90
Expiration Date	June 2022	June 2022
Warrants Issued	85,500	85,500
Warrants	85,500	85,500	85,500
Warrants Cancelled/Expired
Warrants Cancelled/Expired
RedPath Warrants [Member]
Description	RedPath Warrants, issued March 22, 2017	RedPath Warrants, issued March 22, 2017
Classification	Equity	Equity
Exercise Price	$ 46.90	$ 46.90
Expiration Date	September 2022	September 2022
Warrants Issued	10,000	10,000
Warrants	10,000	10,000	10,000
Warrants Cancelled/Expired
Warrants Cancelled/Expired
Underwriter Warrants [Member]
Description	Underwriters Warrants, issued June 21, 2017	Underwriters Warrants, issued June 21, 2017
Classification	Liability	Liability
Exercise Price	$ 13.20	$ 13.20
Expiration Date	December 2022	December 2022
Warrants Issued	57,500	57,500
Warrants	53,500	53,500	53,500
Warrants Cancelled/Expired
Warrants Cancelled/Expired
Base & Overallotment Warrants [Member]
Description	Base & Overallotment Warrants, issued June 21, 2017	Base & Overallotment Warrants, issued June 21, 2017
Classification	Equity	Equity
Exercise Price	$ 12.50	$ 12.50
Expiration Date	June 2022	June 2022
Warrants Issued	1,437,500	1,437,500
Warrants	870,214	870,214	870,214
Warrants Cancelled/Expired
Warrants Cancelled/Expired
Warrants Issued [Member]
Description	Warrants issued October 12, 2017	Warrants issued October 12, 2017
Classification	Equity	Equity
Exercise Price	$ 18.00	$ 18.00
Expiration Date	April 2022	April 2022
Warrants Issued	320,000	320,000
Warrants	320,000	320,000	320,000
Warrants Cancelled/Expired
Warrants Cancelled/Expired
Underwriters Warrants [Member]
Description	Underwriters Warrants, issued January 25, 2019	Underwriters Warrants, issued January 25, 2019
Classification	Equity	Equity
Exercise Price	$ 9.40	$ 9.40
Expiration Date	January 2022	January 2022
Warrants Issued	65,434	65,434
Warrants	65,434	65,434	65,434
Warrants Cancelled/Expired
Warrants Cancelled/Expired
Vendor Warrants[Member]
Description		Vendor Warrants, issued August 6, 2017
Classification		Equity
Exercise Price		$ 12.50
Expiration Date		August 2020
Warrants Issued		15,000
Warrants			15,000
Warrants Cancelled/Expired		15,000
Warrants Cancelled/Expired		(15,000)